Fixed Assets	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Fixed Assets
7.	FIXED ASSETS

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
	(In thousands)
Computer equipment	4,973,104	6,562,127	1,083,986
Office building	911,482	911,482	150,566
Office building related facility, machinery and equipment	156,240	158,174	26,128
Vehicles	7,519	14,996	2,477
Office equipment	212,368	242,065	39,986
Leasehold improvements	193,751	234,180	38,684
Construction in progress	148,717	1,199,086	198,076

	6,603,181	9,322,110	1,539,903
Accumulated depreciation	(2,715,304)	(3,951,842)	(652,798)

	3,887,877	5,370,268	887,105

The Company obtained certain computer servers and equipment by entering into capital leases. The gross amount and the accumulated depreciation of these servers and equipment are RMB104.11 million and RMB23.54 million, respectively, as of December 31, 2012 and RMB149.67 million (US$24.72 million) and RMB59.46 million (US$9.82 million), respectively, as of December 31, 2013. Future minimum lease payments of RMB92.06 million are payable in the amounts of RMB49.16 million, RMB30.40 million, RMB12.46 million, RMB0.04 million and nil in 2014, 2015, 2016, 2017 and 2018, respectively.

Depreciation expense of the fixed assets, including assets under capital leases, was RMB747.74 million, RMB1.20 billion and RMB1.64 billion (US$270.68 million) for the years ended December 31, 2011, 2012 and 2013, respectively. The Company recognized impairment loss on fixed assets of nil, nil and RMB2.06 million (US$0.34 million) for the years ended December 31, 2011, 2012 and 2013, respectively.